Pensions and other post-retirement benefits (Tables)	12 Months Ended
Mar. 31, 2026
Employee Benefits [Abstract]
Disclosure of actuarial assumptions	The Company has applied the following financial assumptions in assessing DB liabilities:

	UK pensions			US pensions			US other post-retirement benefits
	2026	2025	2024	2026	2025	2024	2026	2025	2024
	%	%	%	%	%	%	%	%	%
Discount rate – past service	6.00	5.73	4.87	5.60	5.50	5.15	5.60	5.50	5.15
Discount rate – future service	6.35	5.95	4.92	5.60	5.50	5.15	5.60	5.50	5.15
Rate of increase in RPI – past service	3.17	2.99	3.05	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in RPI – future service	3.06	2.85	2.92	n/a	n/a	n/a	n/a	n/a	n/a
Salary increases	3.32	3.08	3.10	4.50	4.50	4.50	4.50	4.50	4.50
Initial healthcare cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	7.10	7.80	7.10
Ultimate healthcare cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	4.50	4.50	4.50
The table below sets out the projected life expectancies adopted for the UK and US pension arrangements:

	UK pensions			US pensions
	2026	2025	2024	2026	2025	2024
	years	years	years	years	years	years
Assumed life expectation for a retiree aged 65
Males	21.9	21.5	21.5	21.9	21.8	21.6
Females	24.2	23.9	23.5	23.9	23.8	23.9
In 20 years:
Males	22.9	22.4	22.6	23.5	23.4	23.3
Females	25.6	25.3	24.9	25.5	25.4	25.5
The table
below summarises the split of DB obligations by status for each category of plan:

	UK pensions		US pensions		US other post-retirement benefits
	2026	2025	2026	2025	2026	2025
	%	%	%	%	%	%
Active members	10	11	42	40	30	28
Deferred members	7	7	10	10	—	—
Pensioner members	83	82	48	50	70	72

Disclosure of amounts recognised in the statement of financial position	Amounts recognised in the consolidated statement of financial position
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions		US pensions		US other post-retirement benefits		Total
	2026	2025	2026	2025	2026	2025	2026	2025
	£m	£m	£m	£m	£m	£m	£m	£m
Present value of funded obligations	(9,319)	(9,424)	(4,009)	(4,508)	(1,770)	(2,222)	(15,098)	(16,154)
Fair value of plan assets	10,441	10,603	4,608	5,180	2,731	2,658	17,780	18,441
	1,122	1,179	599	672	961	436	2,682	2,287
Present value of unfunded obligations	(51)	(51)	(186)	(196)	(10)	—	(247)	(247)
Other post-employment liabilities	—	—	—	—	(44)	(47)	(44)	(47)
	1,071	1,128	413	476	907	389	2,391	1,993
Restrictions on asset recognised	—	—	—	—	(244)	(77)	(244)	(77)
Net defined benefit asset	1,071	1,128	413	476	663	312	2,147	1,916
Represented by:
Liabilities	(51)	(51)	(186)	(196)	(123)	(326)	(360)	(573)
Assets	1,122	1,179	599	672	786	638	2,507	2,489
	1,071	1,128	413	476	663	312	2,147	1,916

Disclosure of amounts recognised in the income statement and statement of other comprehensive income	Amounts recognised in the income statement and statement of other comprehensive income
The expense or income arising from all Group retirement benefit arrangements recognised in the Group income statements is shown below:

	2026	2025	2024
	£m	£m	£m
Included within operating costs
Administration costs	27	22	22
Included within payroll costs
Defined benefit plan costs:
Current service cost[1]	123	138	143
Past service cost – augmentations and redundancies	2	1	9
Gains on settlement	(25)	—	(30)
	100	139	122
Included within finance income and costs
Net interest income adjusted for change to irrecoverable surplus	(114)	(98)	(100)
Total expense included in income statement	13	63	44

Exchange losses	(14)	(20)	(6)
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations	287	(29)	(218)
Adjustments for restrictions on the defined benefit asset	(155)	(77)	—
Total gain/(loss) included in the statement of other comprehensive income	118	(126)	(224)
1.Of the current service cost, £33 million (2025: £34 million; 2024: £35 million) has been capitalised to property, plant and equipment.
25. Pensions and other post-retirement benefits cont.
Amounts recognised in the income statement and statement of other comprehensive income cont.
The geographical split of pensions and other post-retirement benefits is shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2026	2025	2024	2026	2025	2024	2026	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Included within operating costs
Administration costs	19	14	13	6	6	7	2	2	2
Included within payroll costs
Defined benefit plan costs:
Current service cost	34	45	45	62	68	72	27	25	26
Past service cost – augmentations and redundancies	2	1	9	—	—	—	—	—	—
Gains on settlement	—	—	—	(25)	—	(30)	—	—	—
	36	46	54	37	68	42	27	25	26
Included within finance income and costs
Net interest income adjusted for change to irrecoverable surplus	(58)	(68)	(84)	(22)	(19)	(13)	(34)	(11)	(3)
Total (income)/expense included in income statement	(3)	(8)	(17)	21	55	36	(5)	16	25
Exchange losses	—	—	—	(7)	(10)	(5)	(7)	(10)	(1)
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	(156)	(257)	(474)	(54)	106	99	497	122	157
Adjustments for restrictions on the defined benefit asset	—	—	—	—	—	—	(155)	(77)	—
Total (loss)/gain included in the statement of other comprehensive income	(156)	(257)	(474)	(61)	96	94	335	35	156

Schedule of reconciliation of the net defined benefit asset (liability)	Reconciliation of the net defined benefit asset

	UK pensions		US pensions		US other post-retirement benefits		Total
	2026	2025	2026	2025	2026	2025	2026	2025
	£m	£m	£m	£m	£m	£m	£m	£m
Opening net defined benefit asset	1,128	1,261	476	408	389	145	1,993	1,814
Income/(cost) recognised in the income statement before adjustment for irrecoverable surplus	3	8	(21)	(55)	16	(16)	(2)	(63)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(156)	(257)	(61)	96	491	112	274	(49)
Employer contributions	93	112	19	27	8	143¹	120	282
Other movements	3	4	—	—	3	5	6	9
	1,071	1,128	413	476	907	389	2,391	1,993

Restrictions on the defined benefit asset	—	—	—	—	(244)	(77)	(244)	(77)
Closing net defined benefit asset	1,071	1,128	413	476	663	312	2,147	1,916
1.In addition to the regular employer contributions that are described above, the Company made a one-off contribution of £133 million to the OPEB schemes in the prior year.
25. Pensions and other post-retirement benefits cont.
Changes in the present value of defined benefit obligations (including unfunded obligations)
The table below shows the movement in defined benefit obligations across our DB plans over the year.

	UK pensions		US pensions		US other post-retirement benefits		Total
	2026	2025	2026	2025	2026	2025	2026	2025
	£m	£m	£m	£m	£m	£m	£m	£m
Opening defined benefit obligations	(9,475)	(10,521)	(4,704)	(4,912)	(2,222)	(2,434)	(16,401)	(17,867)
Current service cost	(34)	(45)	(62)	(68)	(27)	(25)	(123)	(138)
Interest cost	(452)	(533)	(241)	(246)	(92)	(120)	(785)	(899)
Actuarial (losses)/gains – experience	(40)	(41)	(88)	(4)	(5)	116	(133)	71
Actuarial gains/(losses) – demographic assumptions	(98)	(74)	—	(22)	419	19	321	(77)
Actuarial gains/(losses) – financial assumptions	11	989	31	156	(15)	36	27	1,181
Past service cost – augmentations and redundancies	(2)	(1)	—	—	—	—	(2)	(1)
Liabilities extinguished on settlements	—	—	468	—	—	—	468	—
Medicare subsidy received	—	—	—	—	(37)	(31)	(37)	(31)
Employee contributions	(5)	(5)	—	—	—	—	(5)	(5)
Benefits paid	725	756	280	282	142	165	1,147	1,203
Exchange adjustments	—	—	121	110	57	52	178	162
Closing defined benefit obligations	(9,370)	(9,475)	(4,195)	(4,704)	(1,780)	(2,222)	(15,345)	(16,401)
Changes in the value of plan assets
The table below shows the movement in pension assets across our DB plans over the year.

	UK pensions		US pensions		US other post-retirement benefits		Total
	2026	2025	2026	2025	2026	2025	2026	2025
	£m	£m	£m	£m	£m	£m	£m	£m
Opening fair value of plan assets	10,603	11,782	5,180	5,320	2,658	2,631	18,441	19,733
Interest income	510	601	263	265	137	131	910	997
Return on plan assets (less than)/in excess of interest[1]	(29)	(1,131)	3	(24)	98	(49)	72	(1,204)
Administration costs	(19)	(14)	(6)	(6)	(2)	(2)	(27)	(22)
Assets distributed on settlements	—	—	(443)	—	—	—	(443)	—
Employer contributions	93	112	19	27	8	143	120	282
Employee contributions	5	5	—	—	—	—	5	5
Benefits paid	(722)	(752)	(280)	(282)	(105)	(134)	(1,107)	(1,168)
Exchange adjustments	—	—	(128)	(120)	(63)	(62)	(191)	(182)
Closing fair value of plan assets	10,441	10,603	4,608	5,180	2,731	2,658	17,780	18,441
Actual return on plan assets	481	(530)	266	241	235	82	982	(207)
Expected contributions to plans in the following year	55	89	28	19	10	—	93	108
1.For the year ended 31 March 2026 this included actuarial losses of £60 million resulting from the purchase of a bulk annuity policy with Rothesay.

Disclosure of asset allocations	The allocation of assets by asset class is set out below. Within these asset allocations there is significant diversification across regions, asset managers, currencies and bond categories.

UK pensions	2026			2025			2024
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	842	103	945	716	123	839	576	153	729
Corporate bonds	1,018	—	1,018	1,338	(1)	1,337	1,910	—	1,910
Government securities and liability-driven investments	—	3,378	3,378	—	3,938	3,938	—	5,259	5,259
Property[1]	—	403	403	—	451	451	—	679	679
Diversified alternatives	412	231	643	381	428	809	669	572	1,241
Bulk annuity policies	—	4,059	4,059	—	3,239	3,239	—	2,060	2,060
Longevity swap	—	—	—	—	—	—	—	(94)	(94)
Cash and cash equivalents	—	—	—	1	—	1	3	—	3
Other (including net current assets and liabilities)	—	(5)	(5)	—	(11)	(11)	—	(5)	(5)
	2,272	8,169	10,441[2]	2,436	8,167	10,603[2]	3,158	8,624	11,782[2]
1.The allocation in property includes £284 million (2025: £294 million, 2024: £288 million) of investments in forestry funds.
2.The fair value of plan assets set out above includes employer-related investment exposure of £nil (2025: £nil, 2024: £44 million). The investment strategies for some of the DB plans use repurchase agreements to increase market exposure of their liability-driven investments, with the fair value of these instruments totalling approximately £2.5 billion at 31 March 2026 (2025: £2.9 billion, 2024: £2.7 billion).

US pensions	2026			2025			2024
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	—	848	848	—	887	887	99	1,224	1,323
Corporate bonds	1,682	339	2,021	1,955	401	2,356	1,987	403	2,390
Government securities	621	460	1,081	737	467	1,204	360	444	804
Property	—	163	163	—	196	196	—	237	237
Diversified alternatives	—	357	357	—	384	384	54	502	556
Cash and cash equivalents	130	—	130	152	—	152	9	—	9
Other (including net current assets and liabilities)	4	4	8	(2)	3	1	1	—	1
	2,437	2,171	4,608	2,842	2,338	5,180	2,510	2,810	5,320

US other post-retirement benefits	2026			2025			2024
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	36	553	589	31	522	553	37	524	561
Corporate bonds	1,217	161	1,378	1,350	47	1,397	1,351	46	1,397
Government securities	455	1	456	441	1	442	410	1	411
Diversified alternatives	121	—	121	103	—	103	92	9	101
Other (including insurance contracts)	2	185	187	—	163	163	—	161	161
	1,831	900	2,731	1,925	733	2,658	1,890	741	2,631
The approximate investment allocations for our plans at 31 March 2026 are as follows:

	UK pensions	US pensions	US other post- retirement benefits
	%	%	%
Return-seeking assets	19	30	26
Liability-matching assets	81	70	74

Disclosure of most significant risks associated with DB plans	The most significant risks associated with the DB plans are as follows:

Main risks	Description and mitigation
Investment risk
The plans invest in a variety of asset classes, with actual returns likely to differ from the underlying discount rate adopted, impacting on the funding position of the plan through the net balance sheet asset or liability. Each plan seeks to balance the level of investment return required with the risk that it can afford to take, to design the most appropriate investment portfolio.

Changes in bond yields
Liabilities will fluctuate as yields change. Volatility of the net balance sheet asset or liability is controlled through liability-matching strategies. The investment strategies allow for the use of synthetic as well as physical assets to be used for hedging.

Inflation risk
Changes in inflation will affect current and future pensions but are partially mitigated through investing in inflation-matching assets and hedging instruments as well as bulk annuity policies. The investment strategies allow for the use of synthetic as well as physical assets to be used for hedging.

Member longevity
Improvements in life expectancy will lead to pension payments being paid for longer than expected and benefits ultimately being more expensive. This risk has been partly mitigated by the investment in bulk annuity policies for NGEG of ESPS and NGUKPS.

Counterparty risk
This is managed by having a diverse range of counterparties and through having a strong collateralisation process. Measurement and management of counterparty risk is delegated to the relevant investment managers. For our bulk annuity policies, various termination provisions were included in the contracts, managing our exposure to counterparty risk. The insurers’ operational performance and financial strength are monitored on a regular basis.

Default risk
Debt investments are predominantly made in regulated markets in assets considered to be of investment grade. Where investments are made either in non-investment grade assets or outside of regulated markets, investment levels are kept to prudent levels and subject to agreed ranges, to control the risk.

Liquidity risk
The pension plans hold sufficient cash to meet benefit requirements, with other investments being held in liquid or realisable assets to meet unexpected cash flow requirements. These could include collateral calls relating to the plans’ liability-matching assets which could result from extreme market movements. Should the plans not have sufficient liquidity to meet cash flow requirements, they could be forced to take sub-
optimal investment decisions such as selling assets at a reduced price. The plans generally do not borrow money, or act as guarantor, to provide liquidity to other parties.

Currency risk
Fluctuations in the value of foreign denominated assets due to exposure to currency exchange rates are managed through currency hedging overlay and currency hedging carried out by some of the investment managers.